Related Party Notes Payable (Details) - USD ($)	Dec. 31, 2016	Mar. 31, 2016	Mar. 31, 2015
Notes payable - related parties	$ 3,154,100	$ 2,784,000	$ 825,000
As Restated [Member]
Notes payable - related parties			825,000
First Senior Promissory Note [Member] | Trinad Capital [Member]
Notes payable - related parties	1,000,000	1,000,000
First Senior Promissory Note [Member] | Trinad Capital [Member] | As Restated [Member]
Notes payable - related parties			825,000
Second Senior Promissory Note [Member] | Trinad Capital [Member]
Notes payable - related parties	$ 2,154,100	$ 1,784,000
Second Senior Promissory Note [Member] | Trinad Capital [Member] | As Restated [Member]
Notes payable - related parties